Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	wbf2_SupplementTextBlock
WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary – Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.55)%	(4.74)%
Return After Taxes on Distributions	(20.47)%	(5.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.51)%	(4.55)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary—Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary—Fund Performance History—Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.34)%	(4.14)%
Return After Taxes on Distributions	(20.34)%	(4.56)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.29)%	(3.52)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary – Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.30)%	(4.03)%
Return After Taxes on Distributions	(20.31)%	(4.47)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.23)%	(3.43)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.
Class N | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf2_SupplementTextBlock
WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary – Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.55)%	(4.74)%
Return After Taxes on Distributions	(20.47)%	(5.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.51)%	(4.55)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.
Class I | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf2_SupplementTextBlock
WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary—Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary—Fund Performance History—Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.34)%	(4.14)%
Return After Taxes on Distributions	(20.34)%	(4.56)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.29)%	(3.52)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.
Institutional Class | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wbf2_SupplementTextBlock
WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MAY 1, 2012

WILLIAM BLAIR EMERGING LEADERS GROWTH FUND

Effective December 31, 2012, the name of the William Blair Emerging Leaders Growth Fund will change to the William Blair Emerging Markets Leaders Fund. On that date, all references to the William Blair Emerging Leaders Growth Fund in the prospectus will refer to the William Blair Emerging Markets Leaders Fund.

The paragraph below replaces the disclosure for the Fund in the Prospectus under "Summary – Fund Performance History."

FUND PERFORMANCE HISTORY:    The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. Effective December 31, 2012, the Fund will compare its performance to the MSCI Emerging Markets Index as the Advisor believes that the MSCI Emerging Markets Index represents a broader universe of the kinds of companies in which the Fund may invest. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

The table below replaces the Average Annual Total Returns table for the Fund in the Prospectus under "Summary – Fund Performance History – Average Annual Total Returns (For the periods ended December 31, 2011)."

	1 Year	Life of the Fund (since March 26, 2008)
Emerging Leaders Growth Fund
Return Before Taxes	(19.30)%	(4.03)%
Return After Taxes on Distributions	(20.31)%	(4.47)%
Return After Taxes on Distributions and Sale of Fund Shares	(11.23)%	(3.43)%
MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees, expenses or taxes)	(17.65)%	(2.65)%
MSCI Emerging Markets Index (net) (reflects no deductions for fees, expenses or taxes)	(19.49)%	(2.30)%

The paragraph below replaces the first paragraph of the disclosure in the Prospectus under "Summary – Principal Investment Strategies."

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks) issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Under normal market conditions, the Fund typically holds a limited number of securities (i.e., 50-80 securities). The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development, although the Fund’s assets primarily will be invested in securities of companies that have a float adjusted market capitalization greater than $3 billion. Securities of companies whose float adjusted market capitalization falls below $3 billion after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. The Fund may invest in equity securities through initial public offerings (IPOs) and private placements.